Selling, General and Administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative expenses
Selling, General and Administrative expenses

23.Selling, General and Administrative expenses

Selling, general and administrative expenses consist primarily of payroll and personnel related costs, and spending related to finance, information technology and human resource functions. Other general and administrative expenses include travel expenses, professional services fees, audit fees, insurance costs and general corporate expenses, including facilities-related expenses.

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Staff costs	7,811	3,718	3,711
Consulting and contractors' fees	4,526	6,550	3,697
Legal fees	1,033	402	201
Rent	440	247	89
Facilities	226	149	124
Depreciation and amortization expense	914	710	599
ICT	517	363	234
Travel	1,097	332	507
Insurance fees	1,504	915	—
Recruitment	245	581	—
Other	542	745	224
Total selling, general and administrative expenses	18,855	14,712	9,386

Selling, General and Administrative expenses increased by €4.1 million, or 28.2 % from €14.7 million for the year ended December 31, 2021 to €18.9 million for the year ended December 31, 2022 mainly due to an increase of costs to support the commercialization of Genio® system in Europe, scale up of the Company and transaction costs for an amount of €494,000 related to the shelf registration and “at-the-market” offering (the “ATM”). This was offset by a decrease in consulting and contractors fees that includes variable compensations for an amount of €1.9 million for the year ended December 31, 2021 related to a cash-settled share based payment transaction.

Selling, General and Administrative expenses increased by 56.7 % from €9.4 million for the year ended December 31, 2020 to €14.7 million for the year ended December 31, 2021. The increase in consulting and contractors’ fees includes variable compensations for an amount of €1.9 million for the year ended December 31, 2021 and €2.0 million for the year ended December 31, 2020 related to a cash-settled share based payment transaction. There was also an increase of consultant services to support the Company in legal, finance, tax and IT matters due to Company growth and an increase in an insurance expense by €1.0 million compared to the year ended December 31, 2020 due to Directors & Officers insurance following initial public offering in the United States. The increase in other expenses was mainly due to increase in recruitment fees and board members remuneration.